Subsequent events (Detail Textuals) - Subsequent Event [Member] - Merger Agreement [Member] $ in Millions	Jul. 07, 2026 USD ($)
Subsequent Event [Line Items]
Cash proceeds of concurrent PIPE investment	$ 30
Percentage of aggregate number of outstanding securities	68.00%
Percentage of aggregate number of outstanding securities on fully diluted basis	32.00%